Subsidiaries With Non-controlling Interest - Subsidiaries With Material Non-controlling Interest (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Proportion of equity interest held by non-controlling interests:
Proportion of equity interest held by non-controlling interests	€ (55)	€ 387
Profit allocated to material non-controlling interest:
Profit allocated to material non-controlling interest	€ (59)	€ (167)	€ 52
Ompi of Japan Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country	Japan	Japan
Percentage of equity interest held by non-controlling interests	0.00%	49.00%
Proportion of equity interest held by non-controlling interests:
Proportion of equity interest held by non-controlling interests		€ 451
Profit allocated to material non-controlling interest:
Profit allocated to material non-controlling interest	€ (56)	€ (176)
Medical Glass a.s.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country	Slovakia	Slovakia
Percentage of equity interest held by non-controlling interests	0.26%	0.26%
Proportion of equity interest held by non-controlling interests:
Proportion of equity interest held by non-controlling interests	€ (55)	€ (64)
Profit allocated to material non-controlling interest:
Profit allocated to material non-controlling interest	€ (3)	€ 9